UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® New Markets Income Fund

September 30, 2009

1.808781.105

NMI-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.4%
		Principal Amount (g)	Value
Argentina - 0.1%
Arcos Dorados BV 7.5% 10/1/19 (c)		$ 3,710,000	$ 3,710,000
Australia - 0.1%
Leighton Finance International 7.875% 5/16/11		1,570,000	1,515,050
Bahamas (Nassau) - 0.2%
Odebrecht Overseas Ltd. 9.625%		5,589,000	5,672,835
Bermuda - 0.1%
AES China Generating Co. Ltd. 8.25% 6/26/10		1,575,000	1,484,438
Noble Group Ltd. 8.5% 5/30/13 (Reg. S)		1,570,000	1,695,600
TOTAL BERMUDA			3,180,038
Brazil - 0.3%
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (Reg. S)		3,955,000	4,192,300
Centrais Electricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (c)		3,490,000	3,769,200
TOTAL BRAZIL			7,961,500
British Virgin Islands - 0.1%
Road King Infrastructure Finance 2004 Ltd. 6.25% 7/15/11		1,585,000	1,505,750
Cayman Islands - 1.0%
Agile Property Holdings Ltd. 9% 9/22/13 (Reg. S)		1,570,000	1,558,225
CSN Islands XI Corp. 6.875% 9/21/19 (c)		3,945,000	3,962,753
Odebrecht Finance Ltd. 9.625% 4/9/14 (c)		3,965,000	4,599,400
TDIC Finance Ltd. 6.5% 7/2/14 (c)		11,840,000	12,787,200
Vale Overseas Ltd. 5.625% 9/15/19		1,490,000	1,518,161
Voto-Votorantim Overseas Trading Operations V Ltd. 6.625% 9/25/19 (c)		3,945,000	3,925,275
TOTAL CAYMAN ISLANDS			28,351,014
Chile - 0.3%
Celulosa Arauco y Constitucion SA 7.25% 7/29/19 (c)		7,855,000	8,601,225
Colombia - 0.3%
Empresas Publicas de Medellin 7.625% 7/29/19 (c)		6,960,000	7,603,800
Dominican Republic - 0.2%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (c)		6,235,000	5,228,048
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (a)(c)		4,420,000	0
Nonconvertible Bonds - continued
		Principal Amount (g)	Value
Indonesia - continued
APP International Finance (Mauritius) Ltd.: - continued
0% 7/5/01 (Reg. S) (a)		$ 1,335,000	$ 0
BLT Finance BV 7.5% 5/15/14 (Reg. S)		1,575,000	866,620
Korea (South) - 1.8%
Export-Import Bank of Korea 8.125% 1/21/14		9,480,000	10,952,244
Hana Bank 6.5% 4/9/12 (c)		3,955,000	4,231,850
Industrial Bank of Korea 7.125% 4/23/14 (c)		7,955,000	8,757,660
POSCO 8.75% 3/26/14 (c)		8,420,000	9,799,196
SK Broadband Co., Ltd. 7% 2/1/12 (c)		9,570,000	9,809,250
Woori Bank 7% 2/2/15 (c)		4,415,000	4,765,993
TOTAL KOREA (SOUTH)			48,316,193
Luxembourg - 2.1%
ArcelorMittal SA 9% 2/15/15		4,930,000	5,669,500
Millicom International Cellular SA 10% 12/1/13		4,920,000	5,104,500
Mobile Telesystems Finance SA 8.375% 10/14/10 (Reg. S)		5,380,000	5,601,925
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (c)		8,180,000	7,852,800
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		2,185,000	2,097,600
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (c)		6,040,000	6,221,200
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (c)		4,930,000	5,077,900
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (c)		5,475,000	5,639,250
RSHB Capital SA 9% 6/11/14 (c)		6,680,000	7,305,916
TNK-BP Finance SA 7.5% 3/13/13 (c)		5,945,000	5,997,019
TOTAL LUXEMBOURG			56,567,610
Mexico - 0.4%
Alestra SA de RL de CV 11.75% 8/11/14 (c)		1,580,000	1,741,950
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		5,362,000	5,817,770
Petroleos Mexicanos 4.875% 3/15/15 (c)		3,940,000	3,900,600
TOTAL MEXICO			11,460,320
Multi-National - 1.4%
Central American Bank 5.375% 9/24/14 (c)		12,315,000	12,284,213
Corporacion Andina de Fomento 8.125% 6/4/19		7,910,000	9,244,417
Nonconvertible Bonds - continued
		Principal Amount (g)	Value
Multi-National - continued
Eurasian Development Bank 7.375% 9/29/14 (c)		$ 4,825,000	$ 4,981,813
International Bank Reconstruction & Development 10% 4/5/12	RUB	355,800,000	11,879,828
TOTAL MULTI-NATIONAL			38,390,271
Netherlands - 3.1%
Bulgaria Steel Finance BV 12% 5/4/13 unit (a)	EUR	5,100,000	149,257
Indosat Finance Co. BV 7.75% 11/5/10		3,860,000	3,927,550
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		5,430,000	5,104,200
6.875% 11/4/11 (Reg. S)		4,825,000	4,873,250
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (c)		10,025,000	10,626,500
9.125% 7/2/18 (c)		7,845,000	8,511,825
11.75% 1/23/15 (c)		15,750,000	18,624,375
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		3,160,000	3,239,000
7.75% 10/17/16		3,745,000	3,960,338
7.875% 6/29/37		3,750,000	3,768,750
8% 8/7/19 (c)		5,255,000	5,630,733
Matahari International Finance Co. BV 10.75% 8/7/12		9,280,000	9,419,200
PT Indosat International Finance Co. BV 7.125% 6/22/12 (c)		7,430,000	7,578,600
TOTAL NETHERLANDS			85,413,578
Peru - 0.1%
CFG Investment SAC 9.25% 12/19/13 (Reg. S)		1,575,000	1,527,750
Philippines - 0.3%
National Power Corp. 6.875% 11/2/16 (c)		7,855,000	8,208,475
Qatar - 0.3%
Qtel International Finance Ltd. 6.5% 6/10/14 (c)		7,915,000	8,647,138
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (c)		3,935,000	4,466,225
United Arab Emirates - 0.3%
Dolphin Energy Ltd. 5.888% 6/15/19 (c)		7,860,000	7,958,250
United Kingdom - 0.1%
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		4,475,000	3,982,750
Nonconvertible Bonds - continued
		Principal Amount (g)	Value
United States of America - 1.0%
NII Capital Corp. 10% 8/15/16 (c)		$ 3,935,000	$ 4,082,563
Pemex Project Funding Master Trust 8.625% 2/1/22		18,810,000	21,819,600
TOTAL UNITED STATES OF AMERICA			25,902,163
Venezuela - 4.6%
Petroleos de Venezuela SA:
5.25% 4/12/17		171,393,000	105,835,178
5.375% 4/12/27		26,330,000	12,638,400
5.5% 4/12/37		11,565,000	5,476,028
TOTAL VENEZUELA			123,949,606
TOTAL NONCONVERTIBLE BONDS (Cost $481,970,114)			498,986,209
Government Obligations - 72.4%

Argentina - 4.8%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		71,318,820	48,140,204
par 2.5% 12/31/38 (b)		57,965,000	19,418,275
7% 9/12/13		17,700,000	13,792,233
7% 10/3/15		48,900,000	35,442,992
8.375% 12/20/03 (a)		17,815,000	5,878,950
11% 10/9/06 (a)		10,945,000	3,611,850
11% 12/4/05 (a)		7,070,000	2,403,800
11.75% 4/7/09 (a)		5,175,000	1,707,750
TOTAL ARGENTINA			130,396,054
Belize - 0.1%
Belize Government 4.25% 2/20/29 (b)(c)		4,137,600	2,275,680
Brazil - 10.5%
Brazilian Federative Republic:
5.625% 1/7/41		3,370,000	3,285,683
5.875% 1/15/19		31,620,000	33,912,450
6% 1/17/17		11,860,000	12,779,150
7.125% 1/20/37		20,710,000	24,644,900
7.875% 3/7/15		7,910,000	9,314,025
8% 1/15/18		32,776,944	37,939,313
8.25% 1/20/34		16,760,000	22,123,200
8.875% 4/15/24		13,410,000	17,835,300
Government Obligations - continued
		Principal Amount (g)	Value
Brazil - continued
Brazilian Federative Republic: - continued
10.125% 5/15/27		$ 16,085,000	$ 23,966,650
11% 8/17/40		32,125,000	43,127,813
12.25% 3/6/30		21,935,000	38,605,600
12.75% 1/15/20		10,780,000	17,463,600
TOTAL BRAZIL			284,997,684
Colombia - 2.2%
Colombian Republic:
7.375% 3/18/19		11,845,000	13,621,750
7.375% 9/18/37		7,895,000	8,921,350
10.375% 1/28/33		4,540,000	6,651,100
11.75% 2/25/20		20,331,000	29,581,605
TOTAL COLOMBIA			58,775,805
Congo - 0.6%
Congo Republic 3% 6/30/29 (b)		34,841,250	17,072,213
Dominican Republic - 0.5%
Dominican Republic:
9.04% 1/23/18 (c)		6,033,232	6,395,226
9.5% 9/27/11 (Reg. S)		5,561,693	5,784,161
TOTAL DOMINICAN REPUBLIC			12,179,387
Ecuador - 0.2%
Ecuador Republic 9.375% 12/15/15 (c)		4,620,000	4,030,950
Egypt - 0.4%
Arab Republic of Egypt 10.0718% 10/27/09	EGP	61,435,000	11,098,944
El Salvador - 0.9%
El Salvador Republic:
7.65% 6/15/35 (Reg. S)		4,135,000	4,135,000
7.75% 1/24/23 (Reg. S)		5,830,000	6,281,825
8.25% 4/10/32 (Reg. S)		2,585,000	2,753,025
8.5% 7/25/11 (Reg. S)		10,870,000	11,522,200
TOTAL EL SALVADOR			24,692,050
Gabon - 0.6%
Gabonese Republic 8.2% 12/12/17 (c)		16,160,000	16,685,200
Georgia - 1.0%
Georgia Republic 7.5% 4/15/13		27,028,000	26,825,290
Ghana - 0.4%
Ghana Republic 8.5% 10/4/17 (c)		10,100,000	10,150,500
Government Obligations - continued
		Principal Amount (g)	Value
Indonesia - 6.7%
Indonesian Republic:
6.75% 3/10/14 (Reg. S)		$ 18,105,000	$ 19,462,875
6.875% 3/9/17 (c)		10,950,000	11,798,625
6.875% 1/17/18 (c)		11,165,000	12,030,288
7.25% 4/20/15 (c)		8,675,000	9,564,188
7.5% 1/15/16 (c)		27,320,000	30,325,200
7.75% 1/17/38 (c)		10,310,000	11,444,100
8.5% 10/12/35 (c)		23,400,000	28,255,500
10% 10/15/11	IDR	40,942,000,000	4,391,357
10.375% 5/4/14 (c)		3,935,000	4,790,863
11.625% 3/4/19 (c)		14,335,000	20,212,350
12% 10/15/10	IDR	62,987,000,000	6,817,900
12% 9/15/11	IDR	201,200,000,000	22,237,418
TOTAL INDONESIA			181,330,664
Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		29,210,000	22,199,600
Israel - 0.4%
Israeli State 7% 4/29/11	ILS	40,155,000	11,447,133
Ivory Coast - 1.5%
Ivory Coast:
FLIRB 5% 3/29/18 (Reg. S) (a)(d)		55,785,000	25,661,100
past due interest 3% 3/30/18 (Reg. S) (a)(d)		33,283,250	15,310,295
TOTAL IVORY COAST			40,971,395
Jamaica - 0.1%
Jamaican Government 8% 3/15/39		2,840,000	2,101,600
Korea (South) - 0.4%
Korean Republic 5.25% 12/10/10	KRW	13,280,000,000	11,473,989
Lebanon - 2.0%
Lebanese Republic:
4% 12/31/17		21,381,750	18,976,303
7.875% 5/20/11 (Reg. S)		1,580,000	1,666,900
9% 3/20/17		5,530,000	6,083,000
9.125% 3/12/13		3,955,000	4,350,500
11.625% 5/11/16 (Reg. S)		17,995,000	22,133,850
TOTAL LEBANON			53,210,553
Government Obligations - continued
		Principal Amount (g)	Value
Mexico - 2.6%
United Mexican States:
5.625% 1/15/17		$ 21,246,000	$ 22,170,201
7.25% 12/15/16	MXN	148,715,000	10,632,731
11.375% 9/15/16		9,350,000	12,879,625
11.5% 5/15/26		16,480,000	25,565,424
TOTAL MEXICO			71,247,981
Pakistan - 1.0%
Islamic Republic of Pakistan:
6.875% 6/1/17 (c)		12,865,000	11,192,550
7.125% 3/31/16 (c)		14,070,000	12,733,350
Pakistan International Sukuk Co. Ltd. 3.1456% 1/27/10 (d)		4,300,000	4,300,000
TOTAL PAKISTAN			28,225,900
Peru - 0.5%
Peruvian Republic 7.35% 7/21/25		12,205,000	14,249,338
Philippines - 2.3%
Philippine Republic:
6.5% 1/20/20		23,720,000	25,439,700
9.375% 1/18/17		13,440,000	16,665,600
10.625% 3/16/25		15,285,000	21,495,296
TOTAL PHILIPPINES			63,600,596
Poland - 3.2%
Polish Government:
0% 1/25/12	PLN	112,650,000	34,952,901
6.375% 7/15/19		45,560,000	50,913,300
TOTAL POLAND			85,866,201
Russia - 7.6%
Russian Federation:
7.5% 3/31/30 (Reg. S)		160,009,150	174,609,972
12.75% 6/24/28 (Reg. S)		18,672,000	31,275,600
TOTAL RUSSIA			205,885,572
Serbia - 0.3%
Republic of Serbia 3.75% 11/1/24 (b)(c)		8,976,000	8,841,360
South Africa - 0.4%
South African Republic 13.5% 9/15/15	ZAR	67,620,000	11,169,864
Government Obligations - continued
		Principal Amount (g)	Value
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (c)		$ 9,072,000	$ 9,208,080
Thailand - 0.2%
Kingdom of Thailand 5.25% 5/12/14	THB	168,970,000	5,466,305
Turkey - 6.7%
Turkish Republic:
6.75% 4/3/18		7,910,000	8,325,275
6.875% 3/17/36		9,495,000	9,495,000
7% 9/26/16		22,555,000	24,246,625
7% 3/11/19		12,840,000	13,674,600
7% 6/5/20		7,910,000	8,414,658
7.25% 3/15/15		6,730,000	7,344,449
7.25% 3/5/38		6,335,000	6,540,888
7.375% 2/5/25		15,820,000	17,164,700
7.5% 7/14/17		11,870,000	13,072,431
7.5% 11/7/19		7,905,000	8,675,738
9.5% 1/15/14		14,815,000	17,333,550
11% 1/14/13		14,225,000	16,998,875
11.5% 1/23/12		14,690,000	17,187,300
11.875% 1/15/30		8,530,000	13,765,714
TOTAL TURKEY			182,239,803
Ukraine - 1.1%
Ukraine Cabinet of Ministers:
6.58% 11/21/16 (c)		9,570,000	7,512,450
6.875% 3/4/11 (Reg. S)		7,805,000	7,239,138
Ukraine Government:
6.385% 6/26/12 (c)		3,945,000	3,461,738
6.75% 11/14/17 (c)		5,680,000	4,458,800
7.65% 6/11/13 (Reg. S)		8,890,000	7,978,775
TOTAL UKRAINE			30,650,901
Uruguay - 0.5%
Uruguay Republic 8% 11/18/22		12,310,000	13,787,200
Venezuela - 11.4%
Venezuelan Republic:
oil recovery rights 4/15/20 (f)		171,700	4,421,275
1.505% 4/20/11 (Reg. S) (d)		46,134,000	41,059,260
5.75% 2/26/16 (Reg S.)		31,470,000	23,287,800
7% 3/31/38		9,570,000	5,813,775
8.5% 10/8/14		52,350,000	46,853,250
Government Obligations - continued
		Principal Amount (g)	Value
Venezuela - continued
Venezuelan Republic: - continued
9% 5/7/23 (Reg. S)		$ 20,285,000	$ 15,254,320
9.25% 9/15/27		52,900,000	42,584,500
9.25% 5/7/28 (Reg. S)		13,130,000	9,913,150
9.375% 1/13/34		11,545,000	8,860,788
10.75% 9/19/13		66,540,000	65,874,600
13.625% 8/15/18		43,973,000	44,852,460
TOTAL VENEZUELA			308,775,178
Vietnam - 0.2%
Vietnamese Socialist Republic 6.875% 1/15/16 (c)		4,910,000	5,155,500
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,811,275,445)			1,966,284,470
Supranational Obligations - 0.1%

European Bank for Reconstruction and Development euro 6.5% 12/20/10 (Cost $3,086,787)	RUB	102,100,000	3,284,977
Investment Companies - 4.7%
	Shares
United States of America - 4.7%
iShares MSCI Brazil Index ETF (Cost $114,798,654)	1,877,500	127,050,425
Preferred Securities - 0.7%
	Principal Amount (g)
Brazil - 0.7%
Globo Comunicacoes e Participacoes SA 9.375%	$ 16,005,000	16,298,570
Net Servicos de Comunicacao SA 9.25% (c)	2,810,000	2,826,990
TOTAL PREFERRED SECURITIES (Cost $19,142,278)		19,125,560
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (e) (Cost $55,750,841)	55,750,841	$ 55,750,841
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $2,486,024,119)		2,670,482,482
NET OTHER ASSETS - 1.7%		45,904,563
NET ASSETS - 100%		$ 2,716,387,045
Security Type Abbreviations
FLIRB - Front Loaded Interest Reduction Bonds
ETF - Exchange-Traded Fund
Currency Abbreviations
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
IDR	-	Indonesian rupiah
ILS	-	Israeli shekel
KRW	-	Korean won
MXN	-	Mexican peso
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
THB	-	Thai baht
ZAR	-	South African rand
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $470,237,683 or 17.3% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Quantity represents share amount.
(g) Principal amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 348,445
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 498,986,209	$ -	$ 498,986,209	$ -
Government Obligations	1,966,284,470	-	1,966,284,470	-
Supranational Obligations	3,284,977	-	3,284,977	-
Investment Companies	127,050,425	127,050,425	-	-
Preferred Securities	19,125,560	-	19,125,560	-
Money Market Funds	55,750,841	55,750,841	-	-
Total Investments in Securities:	$ 2,670,482,482	$ 182,801,266	$ 2,487,681,216	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,891,075
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,530,200
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	(4,421,275)
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ (143,874)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the cost of investment securities for income tax purposes was $2,479,258,086. Net unrealized appreciation aggregated $191,224,396, of which $252,022,730 related to appreciated investment securities and $60,798,334 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, foreign government and government agency obligations, preferred securities, and supranational obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. ETFs are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 30, 2009